Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Stock Options Outstanding and Exercised Under Prior and Existing Stock Incentive Plans
The following is a summary of stock options outstanding and exercised under prior and existing stock incentive plans of the Company:

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)

2019
Number outstanding at beginning of period	9,115,010	$34.52
Granted (a)	—	—
Exercised	(3,333,467)	26.36
Cancelled (b)	(63,287)	36.74

Number outstanding at end of period (c)	5,718,256	$39.25	4.4	$115
Exercisable at end of period	4,869,805	$37.67	4.0	$105

2018
Number outstanding at beginning of period	12,668,467	$32.15
Granted (a)	—	—
Exercised	(3,443,494)	25.41
Cancelled (b)	(109,963)	46.72

Number outstanding at end of period (c)	9,115,010	$34.52	4.3	$102
Exercisable at end of period	7,372,036	$31.61	3.5	$104

2017
Number outstanding at beginning of period	17,059,241	$29.95
Granted	1,066,188	54.97
Exercised	(5,389,741)	29.58
Cancelled (b)	(67,221)	43.31

Number outstanding at end of period (c)	12,668,467	$32.15	4.5	$272
Exercisable at end of period	9,647,937	$27.87	3.3	$248

(a)	The Company did not grant any stock option awards during 2019 and 2018.

(b)	Options cancelled include both non-vested (i.e., forfeitures) and vested options.

(c)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Weighted-Average Estimated Fair Value of Stock Options Granted and Assumptions Utilized by Company for Newly Issued Grants	The following table includes the weighted-average estimated fair value of stock options granted and the assumptions utilized by the Company for newly issued grants for the year ended December 31, 2017:

Year Ended December 31	2017
Estimated fair value	$14.66
Risk-free interest rates	2.0%
Dividend yield	2.6%
Stock volatility factor	.35
Expected life of options (in years)	5.5

Summary of Certain Stock Option Activity

The following summarizes certain stock option activity of the Company:

Year Ended December 31 (Dollars in Millions)	2019	2018	2017
Fair value of options vested	$10	$14	$13
Intrinsic value of options exercised	95	97	127
Cash received from options exercised	88	87	159
Tax benefit realized from options exercised	24	24	49

Stock Options Outstanding Additional Information
Additional information regarding stock options outstanding as of December 31, 2019, is as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$23.36—$25.00	236,661	.2	$23.82	236,661	$23.82
$25.01—$30.00	1,277,726	1.8	28.65	1,277,726	28.65
$30.01—$35.00	537,881	3.1	33.98	537,881	33.98
$35.01—$40.00	1,251,397	6.1	39.49	885,968	39.49
$40.01—$45.00	1,454,651	4.7	42.42	1,454,068	42.43
$45.01—$50.00	—	—	—	—	—
$50.01—$55.01	959,940	7.1	54.97	477,501	54.97
	5,718,256	4.4	$39.25	4,869,805	$37.67

Summary of Company's Restricted Shares of Stock and Unit Awards
A summary of the status of the Company’s restricted shares of stock and unit awards is presented below:

	2019		2018		2017
Year Ended December 31	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value
Outstanding at beginning of period	6,719,298	$48.17	7,446,955	$44.49	8,265,507	$39.50
Granted	3,519,474	50.45	3,213,023	55.03	2,850,927	54.45
Vested	(3,270,778)	48.69	(3,373,323)	46.42	(3,295,376)	40.66
Cancelled	(361,161)	50.55	(567,357)	49.07	(374,103)	43.91
Outstanding at end of period	6,606,833	$48.99	6,719,298	$48.17	7,446,955	$44.49